Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	3,000,000	3,000,000	3,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	1,665,265	1,318,968	107,698
Common stock, shares outstanding	1,665,214	1,318,918	107,647
Treasury stock	51	51	51
Series A-1 Convertible Preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	22,280	22,280	22,280
Preferred stock, shares issued	22,280	22,280	0
Preferred stock, shares outstanding	22,280	22,280	0
Series B Preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1	1	1
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B-2 Convertible Preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,625	2,625	2,625
Preferred stock, shares issued	2,625	2,625	0
Preferred stock, shares outstanding	2,625	2,625	0
Series C Preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1	1	1
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B-1 Convertible Preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	6,000	6,000
Preferred stock, shares issued	6,000	0
Preferred stock, shares outstanding	6,000	0
Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized		3,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Common stock, par value (in Dollars per share)		$ 0.001
Common stock, shares authorized		100,000,000
Common stock, shares issued		1,318,969
Common stock, shares outstanding		1,318,918
Treasury stock		51
Previously Reported | Series A-1 Convertible Preferred stock
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized		22,280
Preferred stock, shares issued		22,280
Preferred stock, shares outstanding		22,280
Previously Reported | Series B Preferred stock
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized		1
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Previously Reported | Series B-2 Convertible Preferred stock
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized		2,625
Preferred stock, shares issued		2,625
Preferred stock, shares outstanding		2,625
Previously Reported | Series C Preferred stock
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized		1
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0